Loans and financings - Changes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes in loans and financings
Balance at the beginning of the year	$ 1,447,299	$ 1,144,385
Payments	(295,104)	(537,254)
New loans and financing	292,901	830,598
Foreign exchange gain	(5,777)	(2,873)
Gain on debt modification	(3,428)
Interest accrual	61,385	69,481
Interest paid	(72,409)	(57,038)
Balance at the end of the year	$ 1,424,867	$ 1,447,299